Financial Risk Management - Summary of Required Equity Capital not Measured by Value at Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 93,988	₩ 71,611
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	18,545	25,432
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	4,686	6
Currency risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 70,757	₩ 46,173